As filed with the Securities and Exchange Commission on March 5, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08273

BUILDERS FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

218 Henry Road, Manchester, Missouri 63011
(Address of principal executive offices) (Zip code)

John W. Stewart
218 Henry Road
Manchester, MO 63011
(Name and address of agent for service)

(636) 207-0160
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

Item 1. Report to Stockholders.

BUILDERS FIXED INCOME FUND, INC.

ANNUAL REPORT TO SHAREHOLDERS

December 31, 2007

This report is provided for the general information of the shareholders of the Builders Fixed Income Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

January 8, 2008

Dear Shareholder,

As the Chairman and President of the Builders Fixed Income Fund, Inc. (the “Fund”), I would like to express my sincere appreciation for your participation in the Fund. It is a privilege to serve the needs of our investors by seeking to provide quality fixed income investment services. The Fund’s ProLoan program works with mortgage lenders who provide loans to buyers of newly constructed or substantially renovated homes, while also promoting employment opportunities for organized building trade members. Capital Mortgage Management, Inc. (“CMM”), the Fund’s manager, actively coordinates the origination of ProLoan home mortgages. We believe our hands-on approach leads to substantial impact in our targeted mortgage markets.

We are pleased to present the Fund’s financial statements for the year ended December 31, 2007. The Fund seeks to deliver quality core plus fixed income management to its investors. Richmond Capital Management, the Fund’s current subadvisor, assumed the subadvisory role on May 1, 2007 from the previous subadvisor, Principal Global Investors, LLC, after Richmond Capital Management was approved by the Board of Directors and shareholders of the Fund. Richmond Capital Management applies a team approach to the investment process lead by Patton H. Roark, Jr., CFA. Mr. Roark brings a strong background in fixed income investing and a history of experience with mortgage backed securities, including as a former portfolio manager of the AFL-CIO Housing Investment Trust, which operates an investment and mortgage program similar to the Fund and its ProLoan Program. The Fund’s performance for the one year ended December 31, 2007 was 6.78% before fees and 5.70% after fees. The Fund’s five-year average return was 4.72% before fees and 3.85% after fees. Please see the Performance Graph in the Annual Report for complete standardized performance information. Richmond Capital Management’s goal is to maximize opportunities for the Fund in the fixed income markets.

The Fund’s net asset value per share was $14.44 on December 31, 2007, compared to $14.36 on December 31, 2006. The Fund’s total net assets were $258,547,164 on December 31, 2007 compared to $247,998,472 on December 31, 2006.

CMM is focused on developing new relationships with several institutional investors. Our marketing team will continue to promote the Fund to Taft-Hartley plans and other pension plans and institutional investors across the country. Through the Proloan program, CMM also coordinated the origination and securitization of home mortgages in various cities in the Midwest, generating approximately 139 Proloan applications in the principal amount of $30,584,838 in 2007, compared to 127 ProLoan applications in the principal amount of $29,153,957 in 2006. The increase in ProLoan activity was due to a increase in certain programs and market activity in the St. Louis area. The ProLoan program currently is active in St. Louis, Missouri, Southern Illinois and Milwaukee, Wisconsin.

We continue to strive to provide improved returns for our investors in the coming year, and to generate jobs and stimulate the economies served by the Proloan Program. As always, I am available to discuss all aspects of the Fund with our investors. Please do not hesitate to contact me with any questions.

Sincerely,
John W. Stewart Chairman and President Builders Fixed Income Fund, Inc.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. Statements and other information herein are dated and are subject to change. Current performance to the most recent month end may be obtained by calling 1-877-923-5626. The views expressed are those of the Chairman and President as of December 31, 2007 and are not intended as a forecast or as investment recommendations.

January 29, 2008

Dear Shareholder:

Occasionally, the domestic capital markets endure a systematic shock that reverberates across all asset classes. 2007 will be remembered as such a year. During the first half of the year, the economy was churning along growing over 4% as measured by gross domestic product. The equity market, represented by the Standard & Poor's 500, was up nearly 9% through the end of May. The unemployment rate bottomed at 4.3% in April, and the bond market was bracing for future Federal Reserve increases in short-term interest rates to reduce mounting inflationary pressures. Risk premiums on non-Treasury bonds, measured by the incremental yield spread over Treasuries, were at cyclically narrow levels and the benchmark ten-year U.S. Treasury yield, which began the year at 4.70%, peaked at 5.29% on June 12th.

Then in mid-June, the housing bubble officially burst. The ensuing flight-to-quality Treasury rally began and the fixed income landscape changed dramatically. The disclosure of huge losses at Wall Street hedge funds, subsequent liquidation of sub-prime related residential mortgage-backed securities (MBS) and multi-billion dollar losses realized by brokerage firms and banks dramatically reduced market liquidity and significantly increased risk premiums (i.e., yield spreads) on bonds across all sectors in the fixed income market.

U.S. Treasury securities rallied dramatically during the second-half of the year as investors sought safety and became fixated on the negative impact of the housing bubble on the overall economy. The yield on two-year Treasuries fell by 1.81% and ten-year Treasury note yields fell by 1.00% in the second half of the year. The Federal Reserve began cutting interest rates in September, with a .50% reduction to short-term rates and then reduced interest rates two additional times dropping the short-term federal funds rate by a total of 1.0%, from 5.25% to 4.25% at year-end.

In November, while U.S. Treasuries rallied, the remaining fixed income sectors performed poorly, registering their worst relative monthly performance since 2002. Yield spreads on investment grade corporate bonds widened to 2002 levels, which were negatively effected by Enron and WorldCom defaults. Commercial mortgage-backed (CMBS) bonds also succumbed to the yield spread widening, posting their worst monthly performance ever. Treasuries, which comprised of 22.4% of the Index, posted the best return.

Builders Fixed Income Fund, Inc. (the "Fund") returned a solid 5.70% (after deducting fees and expenses) for the year ended December 31, 2007. In comparison to other fixed income mutual funds, the Fund outperformed more than half of its peers. The average

10800 Midlothian Turnpike, Suite 217   Richmond, Virginia 23235-0061   TEL: (804) 379-8280   FAX: (804) 379-9362
www.richmondcap.com

return for the Lipper Intermediate Investment Grade Funds peer group during this period was 5.43% (after deducting fees and expenses).

During the same one-year period, the Lehman Aggregate Bond Index (the "Index") returned 6.97% (which reflects no deduction for fees and expenses). The Fund's "core plus" portfolio management strategy, which includes investing in bonds outside of the Index, underperformed the Index due to its underweight sector allocation to risk-free Treasuries and its overweight sector allocation to Asset-Backed Securities and its allocation to Corporate Bonds - Speculative Grade. In 2006, the Fund's exposure to these sectors contributed toward producing returns in excess of those of the Index.

The best performing sector in 2007 was Treasuries. In general, the higher the credit quality of the bond, the higher the performance. The following summarizes the 2007 performance by fixed income sector categories:

Fixed Income Sector	Total Return[1]
Treasury	9.01%
Agency	7.92%
Agency MBS	6.90%
Commercial MBS	5.57%
Corporate Bonds (Investment Grade)	4.56%
Corporate Bonds (Speculative Grade)	1.87%
Home Equity ABS	-8.25%

Richmond Capital Management assumed its role as the Fund's new subadvisor effective May 1, 2007 and immediately implemented changes to the portfolio management strategy. We rebalanced the portfolio sector allocations that included the following:
•	Reducing the allocation to Corporate Bonds (Speculative Grade) from 11% (5/1/07) to 3% (12/31/07);
•	Reducing the allocation to Asset-Backed Securities from 19% to 12%;
•	Increasing the allocation to Agency-Issued MBS from 25% to 50%; and
•	Increasing the competitiveness of the Fund's ProLoan program which resulted in the purchase of nine MBS totaling $17.7 million in the last six months of 2007.

Looking forward to 2008, we believe that markets will ultimately revert back to normalcy once the effects of lower interest rates help stabilize the housing markets and corporate balance sheet repairs are completed. Based on our review of the pricing of federal funds futures contracts, it is evident that the capital markets are expecting additional decreases in short-term interest rates in 2008. Any move by the Federal Reserve would limit the tenor of an economic slowdown. During this volatile transition, fixed income markets should
_____________________________
1 Source: Lehman Brother Bond Indices.

10800 Midlothian Turnpike, Suite 217   Richmond, Virginia 23235-0061   TEL: (804) 379-8280   FAX: (804) 379-9362
www.richmondcap.com

continue to produce positive nominal total returns and should continue to diversify pension fund portfolios. The Fund began the year effectively neutral in terms of interest rate risk relative to the Index but has a significant yield advantage of .95%. The Fund's yield advantage should contribute positively toward the Fund's return in 2008.

Respectfully submitted,
Patton H. Roark, Jr., CFA
Portfolio Manager

The views expressed are those of the investment subadvisor as of December 31, 2007 and are not intended as a forecast or as investment recommendations.

The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities, mortgage-backed securities, and other asset-backed securities. This index is not available for investment and, therefore, does not incur expenses.

10800 Midlothian Turnpike, Suite 217   Richmond, Virginia 23235-0061   TEL: (804) 379-8280   FAX: (804) 379-9362
www.richmondcap.com

PERFORMANCE GRAPH

	Average Annualized Total Return
	Periods Ended December 31, 2007
	One Year	Five Years	Ten Years
Builders Fixed Income Fund, Inc.	5.70%	3.85%	5.00%
Lehman Brothers Aggregate Bond Index +	6.97%	4.42%	5.97%
Lipper Intermediate Investment Grade Index ++	5.43%	4.37%	5.54%

The gross expense ratio was 1.18% and the net expense ratio was 1.16% as of the most recent prospectus dated April 30, 2007.

The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-923-5626. Return figures reflect any change in price per share and assume the reinvestment of all distributions.

The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Indices are unmanaged, do not incur fees, expenses, or taxes and cannot be invested in directly. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of  intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

++ The Lipper Intermediate Investment Grade Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

BUILDERS FIXED INCOME FUND, INC.
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (07/01/07)	$1,000.00	$1,000.00
Ending Account Value (12/31/07)	$1,048.90	$1,019.86
Expenses Paid during Period*	$3.10	$3.06

*Expenses are equal to the Fund’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year period (184), then divided by the number of days in the fiscal year (365) (to reflect the one-half year period).

Schedule of Investments
December 31, 2007
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 13.0%
Adjustable Rate Mortgage Trust
5.087%, 11/25/2035 (a)	$300,000	$295,933
Ameriquest Mortgage Securities, Inc.
5.165%, 03/25/2035 (a) (b) (d)	74,254	71,584
5.095%, 07/25/2035 (a) (b) (d)	90,088	89,639
Banc of America Alternative Loan Trust
5.265%, 06/25/2046 (a) (b)	839,022	830,883
Bear Stearns Adjustable Rate Mortgage Trust
3.536%, 06/25/2034 (a)	270,000	266,678
5.078%, 08/25/2035 (a)	358,374	358,365
Bella Vista Mortgage Trust
5.199%, 05/20/2045 (a) (b) (d)	235,927	221,038
Capital Auto Receivables Asset Trust
3.920%, 11/16/2009 (a)	500,000	498,078
Chase Credit Card Master Trust
5.378%, 02/15/2011 (a) (b) (d)	750,000	749,436
Citibank Credit Card Master Trust I
5.436%, 03/10/2011 (b) (d)	475,000	472,043
Countrywide Alternative Loan Trust
5.285%, 12/25/2035 (a) (b)	553,800	488,513
5.035%, 06/25/2036 (a) (b)	950,000	929,487
Countrywide Asset-Backed Certificates
6.085%, 06/25/2021 (a)	400,000	355,947
6.020%, 06/25/2033 (a) (b) (d)	577,248	332,421
5.393%, 04/25/2036 (a)	460,000	440,992
4.965%, 08/25/2036 (a)	3,072,191	3,012,375
5.513%, 08/25/2036 (a)	385,000	377,725
4.975%, 10/25/2036 (a) (b)	3,049,990	2,986,367
Countrywide Home Equity Loan Trust
5.268%, 02/15/2036 (a) (b)	362,761	360,333
Countrywide Home Loan Mortgage Pass Through Trust
7.214%, 10/19/2032 (a) (b)	27,874	27,808
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.045%, 04/25/2036 (a) (b) (d)	1,075,000	1,008,301
First Horizon Asset Back Trust
4.995%, 10/25/2026 (a) (b) (d)	978,301	855,111
First NLC Trust
5.165%, 09/25/2035 (a) (b) (d)	230,621	224,572
Ford Credit Auto Owner Trust
5.300%, 06/15/2012 (a)	370,000	369,472
GMAC Mortgage Corp. Loan Trust
5.750%, 10/25/2036 (a)	600,000	542,945
5.805%, 10/25/2036 (a)	215,000	175,858
Great America Leasing Receivables
5.390%, 09/15/2011 (a) (c)	160,000	162,288
GSAA Trust
5.679%, 09/25/2036 (a)	2,000,000	2,025,262
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013 (a)	2,500,000	2,537,340

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2007 - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value

IMPAC CMB Trust
5.783%, 10/25/2033 (a) (b)	$64,990	$65,016
5.175%, 04/25/2035 (a) (b) (d)	135,730	133,779
Indymac Index Mortgage Loan Trust
5.095%, 04/25/2035 (a) (b) (d)	210,412	198,677
5.125%, 06/25/2035 (a) (b)	223,071	211,089
5.165%, 07/25/2035 (a) (b) (d)	395,790	375,274
JP Morgan Mortgage Acquisition Corp.
5.453%, 11/25/2036 (a)	730,000	717,948
JP Morgan Mortgage Trust
5.300%, 07/25/2035 (a) (b)	8,485	8,454
4.948%, 11/25/2035 (a)	750,000	745,302
5.305%, 04/25/2036 (a)	112,257	112,213
5.821%, 06/25/2036 (a)	452,839	453,741
5.972%, 06/25/2036 (a)	241,599	240,009
5.948%, 08/25/2036 (a)	1,000,000	988,758
6.000%, 08/25/2036 (a) (b)	386,702	388,150
5.564%, 10/25/2036 (a)	1,050,000	1,020,519
Long Beach Mortgage Loan Trust
5.395%, 06/25/2034 (a) (b) (d)	170,000	157,310
MSDWCC Heloc Trust
5.055%, 07/25/2017 (a) (b) (d)	144,582	138,811
Option One Mortgage Loan Trust
5.915%, 05/25/2034 (a) (b) (d)	475,000	432,213
5.315%, 03/25/2037 (a) (b)	525,000	230,533
Residential Asset Securities Corp.
5.135%, 07/25/2035 (a) (b) (d)	260,450	260,141
Specialty Underwriting & Residential Finance
5.375%, 02/25/2035 (a) (b) (d)	193,893	187,255
Structured Adjustable Rate Mortgage Loan Trust
5.250%, 12/25/2035 (a)	277,296	276,766
5.250%, 02/25/2036 (a)	369,562	368,730
Structured Asset Securities Corp.
5.500%, 06/25/2036 (a)	600,000	493,963
WAMU Mortgage Pass Through Certificates
3.795%, 06/25/2034 (a)	450,000	444,751
4.676%, 05/25/2035 (a)	215,000	213,511
5.233%, 07/25/2044 (a) (b) (d)	146,758	142,801
5.395%, 01/25/2045 (a) (b) (d)	445,332	361,333
5.095%, 04/25/2045 (a) (b) (d)	99,153	93,690
5.135%, 04/25/2045 (a) (b) (d)	99,153	90,593
5.155%, 07/25/2045 (a) (b) (d)	257,075	243,541
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.145%, 06/25/2046 (a) (b)	1,001,739	845,286
5.045%, 01/25/2047 (a) (b)	658,800	609,293
Wells Fargo Home Equity Trust
5.365%, 04/25/2034 (a) (b) (d)	350,000	332,292
Wells Fargo Mortgage Backed Securities Trust
4.204%, 03/25/2035 (a)	401,436	398,331
4.991%, 10/25/2035 (a)	343,133	346,164
WFS Financial Owner Trust
4.500%, 05/17/2013 (a)	320,000	319,969
TOTAL ASSET BACKED SECURITIES (Cost $35,181,186)		$33,713,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2007 - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
Federal Home Loan Mortgage Corp. - Real Estate Mortgage Investment Conduit
4.375%, 04/15/2015 (a)	$384,810	$383,181
4.750%, 07/15/2015 (a)	203,894	202,863
5.125%, 10/15/2015 (a)	995,165	1,000,063
Federal National Mortgage Association - Real Estate Mortgage Investment Conduit
4.500%, 12/25/2012	93,631	93,387
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,653,446)		$1,679,494

COMMERCIAL MORTGAGE BACKED SECURITIES - 14.3%
Banc of America Commercial Mortgage, Inc.
4.648%, 09/11/2036 (a) (d)	1,000,000	989,843
0.089%, 07/10/2043 (a) (c) (e)	33,081,066	378,480
4.857%, 07/10/2043 (a) (d)	1,290,000	1,248,877
5.334%, 09/10/2045 (a) (d)	685,000	689,753
4.974%, 07/10/2043 (a) (d)	230,000	211,537
Bear Stearns Commercial Mortgage Securities
0.494%, 05/11/2039 (c) (e)	2,404,888	36,381
5.186%, 05/11/2039	2,375,000	2,404,063
3.236%, 02/11/2041 (a) (d)	90,856	89,711
Chase Commercial Mortgage Securities Co.
7.543%, 07/15/2032 (a) (d)	1,581,007	1,597,023
Citigroup Commercial Mortgage Trust
0.520%, 10/15/2049 (a) (e)	8,459,956	206,854
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.433%, 10/15/2048 (a) (e)	14,148,190	295,329
0.343%, 12/11/2049 (a) (e)	11,226,201	184,098
Commercial Mortgage Pass Through Certificates
7.416%, 08/15/2033 (a) (d)	1,373,988	1,434,322
4.049%, 10/15/2037 (a) (d)	1,089,408	1,078,985
5.034%, 05/10/2043 (a) (d)	250,000	233,613
0.057%, 12/10/2046 (e)	7,316,503	87,652
Credit Suisse Mortgage Capital Certificates
0.577%, 09/15/2039 (a) (c) (e)	9,362,476	255,390
0.065%, 12/15/2039 (a) (e)	2,404,599	39,921
0.671%, 12/15/2039 (a) (e)	10,668,104	337,368
CS First Boston Mortgage Securities Corp.
1.107%, 03/15/2036 (a) (c) (e)	2,134,623	47,579
0.396%, 05/15/2036 (a) (c) (e)	3,771,454	33,619
0.582%, 07/15/2036 (a) (c) (e)	3,995,082	65,675
0.142%, 11/15/2037 (a) (c) (e)	6,347,181	123,662
7.657%, 09/15/2041 (a) (d)	130,000	136,992
CW Capital Cobalt Ltd.
5.174%, 08/15/2048 (a) (d)	625,000	624,549
First Union National Bank Commercial Mortgage
0.530%, 05/17/2032 (a) (e)	20,673,414	365,981
8.087%, 05/17/2032 (a) (d)	250,000	268,285
GE Capital Commercial Mortgage Corp.
0.574%, 03/10/2040 (a) (c) (e)	5,146,647	78,353
4.978%, 05/10/2043 (a) (d)	1,265,000	1,231,495
5.333%, 11/10/2045 (a) (d)	1,200,000	1,206,066

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2007 - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
GMAC Commercial Mortgage Securities, Inc.
7.179%, 08/15/2036 (a)	$1,514,984	$1,562,124
0.790%, 03/10/2038 (a) (c) (e)	3,713,246	81,432
Greenwich Capital Commercial Funding Co.
4.533%, 01/05/2036 (a)	710,000	707,134
0.277%, 06/10/2036 (a) (c) (e)	26,092,503	228,936
5.911%, 07/10/2038 (a) (d)	1,055,000	1,079,273
4.305%, 08/10/2042 (a)	225,000	222,314
GS Mortgage Securities Corp. II
0.953%, 10/10/2028 (a) (c) (e)	113,361,514	1,116,611
3.590%, 01/10/2040 (a)	412,146	411,329
0.653%, 11/10/2039 (e)	4,656,631	179,732
JP Morgan Chase Commercial Mortgage Securities Corp.
0.500%, 10/12/2035 (a) (c) (e)	2,956,791	97,068
5.021%, 01/12/2037 (a) (d)	90,000	87,087
5.116%, 09/12/2037 (a) (d)	150,000	138,982
1.107%, 01/12/2039 (a) (c) (e)	3,696,030	97,368
5.452%, 06/12/2041 (a) (d)	460,000	462,187
0.225%, 01/15/2042 (a) (c) (e)	6,649,855	108,054
4.780%, 07/15/2042 (a) (d)	530,000	499,610
5.440%, 05/15/2045 (a) (d)	590,000	579,053
LB-UBS Commercial Mortgage Trust
4.310%, 02/15/2030 (a) (d)	1,350,000	1,332,754
5.741%, 06/15/2032 (a) (d)	423,621	429,730
7.089%, 06/15/2036 (a) (c) (d)	1,000,000	1,058,976
5.413%, 09/15/2039 (a) (d)	150,000	147,086
0.173%, 07/15/2040 (a) (c) (e)	15,372,369	312,766
4.904%, 06/15/2026 (a) (d)	128,237	128,068
5.594%, 06/15/2031 (a)	115,000	119,026
5.124%, 11/15/2032 (a)	370,000	373,739
0.894%, 09/15/2034 (a) (c) (e)	7,968,855	198,361
1.116%, 03/15/2036 (a) (c) (e)	2,326,577	51,983
0.659%, 08/15/2036 (a) (c) (e)	3,085,869	48,865
Merrill Lynch Mortgage Trust
5.614%, 05/12/2039 (a) (d)	485,000	493,116
5.782%, 08/12/2043 (a) (d)	530,000	534,653
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.456%, 07/12/2046 (a) (d)	315,000	309,490
0.545%, 08/12/2048 (a) (e)	4,787,855	179,664
0.057%, 12/12/2049 (e)	4,312,352	61,766
5.112%, 12/12/2049 (a) (d)	490,000	488,762
Morgan Stanley Capital I
0.967%, 01/13/2041 (a) (c) (e)	2,032,909	61,374
4.970%, 12/15/2041 (a)	1,500,000	1,500,623
0.039%, 12/15/2043 (a) (c) (e)	5,194,937	66,921
Wachovia Bank Commercial Mortgage Trust
4.980%, 11/15/2034 (a)	225,000	226,089
0.232%, 11/15/2035 (a) (c) (e)	11,220,810	108,561
4.748%, 02/15/2041 (a)	175,000	173,081
0.424%, 10/15/2041 (a) (c) (e)	13,760,941	183,832
0.257%, 03/15/2042 (a) (c) (e)	21,762,176	206,523
4.935%, 04/15/2042 (a) (d)	4,360,000	4,229,300

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2007 - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
WAMU Commercial Mortgage Securities Trust
3.830%, 01/25/2035 (a) (c) (d)	$306,874	$302,695
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $37,004,749)		$36,967,554

CORPORATE BONDS - INVESTMENT GRADE - 20.6%
Financial Services - 8.6%
Allstate Corp.
6.125%, 05/15/2037 (a)	1,000,000	966,505
American Real Estate Partners LP/American Real Estate Finance Corp.
8.125%, 06/01/2012 (a)	125,000	121,719
Arch Capital Group Ltd.
7.350%, 05/01/2034 (a)	210,000	228,487
Avalonbay Communities, Inc.
5.500%, 01/15/2012 (a)	220,000	219,787
AXA SA
6.379%, 12/14/2049 (a) (c)	750,000	648,299
BAC Capital Trust XIII
5.391%, 03/15/2043 (a) (b)	440,000	369,967
Barclays Bank Plc
5.926%, 12/31/2049 (a) (c)	415,000	386,803
8.550%, 09/29/2049 (a) (c)	150,000	158,112
Brandywine Operating Partnership LP
5.625%, 12/15/2010 (a)	275,000	277,855
Capital One Bank
5.000%, 06/15/2009 (d)	440,000	436,102
Chubb Corp.
6.375%, 03/29/2037 (a)	300,000	293,128
Cigna Corp.
6.150%, 11/15/2036 (a)	175,000	162,892
CIT Group, Inc.
5.241%, 04/27/2011 (b) (d)	2,000,000	1,786,348
5.129%, 02/13/2012 (b) (d)	250,000	219,219
6.100%, 03/15/2067 (a)	130,000	94,544
7.625%, 11/30/2012	1,000,000	1,014,631
CNA Financial Corp.
6.000%, 08/15/2011 (a)	240,000	246,147
Commonwealth Bank of Australia
6.024%, 03/15/2049 (a) (c)	240,000	224,045
Countrywide Financial Corp.
5.211%, 12/19/2008 (b) (d)	500,000	408,964
6.250%, 05/15/2016	235,000	135,446
Duke Realty LP
5.625%, 08/15/2011 (a)	85,000	85,549
Erac USA Finance Co.
5.234%, 04/30/2009 (b) (c)	475,000	473,011
ERP Operating Lp
5.500%, 10/01/2012 (a)	1,000,000	992,328
Export-Import Bank of Korea
4.500%, 08/12/2009	160,000	158,385
Fleet Capital Trust II
7.920%, 12/11/2026 (a)	455,000	472,781
Glitnir Banki HF
5.403%, 10/15/2008 (b) (c)	225,000	224,849

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2007 - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011 (a)	$145,000	$147,090
HSBC Finance Corp.
4.625%, 01/15/2008	250,000	248,742
4.125%, 12/15/2008 (d)	200,000	198,214
4.125%, 11/16/2009	425,000	420,320
ING Groep NV
5.775%, 12/29/2049 (a)	440,000	407,408
iStar Financial, Inc.
5.331%, 09/15/2009 (b)	250,000	230,769
Lazard Group
7.125%, 05/15/2015 (a)	250,000	254,765
Lehman Brothers Holdings, Inc.
5.241%, 01/23/2009 (b)	700,000	686,527
5.478%, 01/12/2012 (b)	1,400,000	1,318,352
Lincoln National Corp.
6.050%, 04/20/2067 (a)	155,000	144,952
Lloyds TSB Group PLC
6.267%, 11/29/2049 (a) (c)	555,000	504,317
Markel Corp.
6.800%, 02/15/2013	125,000	131,813
Merrill Lynch & Co., Inc.
6.000%, 02/17/2009 (d)	250,000	252,109
Metlife, Inc.
6.400%, 12/15/2036 (a)	1,000,000	919,353
MGIC Investment Corp.
5.625%, 09/15/2011 (a)	120,000	110,023
Mizuho JGB Investment LLC
9.870%, 12/31/2049 (a) (c)	150,000	151,388
Morgan Stanley
3.625%, 04/01/2008 (a) (d)	250,000	248,957
Platinum Underwriters Finance, Inc.
7.500%, 06/01/2017 (a)	360,000	372,095
Rabobank Capital Funding Trust
5.254%, 12/29/2049 (a) (c)	300,000	268,965
Simon Property Group LP
5.375%, 08/28/2008 (a)	90,000	89,771
5.600%, 09/01/2011 (a)	270,000	271,103
5.750%, 05/01/2012 (a)	225,000	226,560
SLM Corp.
5.244%, 07/26/2010 (b)	1,000,000	921,016
StanCorp Financial Group, Inc.
6.875%, 10/01/2012 (a)	130,000	141,807
SunTrust Preferred Capital I
5.853%, 12/31/2049 (a)	170,000	150,152
Swiss Re Capital I LP
6.854%, 05/29/2049 (a) (c)	250,000	246,031
Textron Financial Corp.
6.000%, 02/15/2067 (a) (c)	200,000	181,545
TransCapitalInvest Ltd.
5.670%, 03/05/2014 (c)	220,000	211,065
United Dominion Realty Trust, Inc.
6.500%, 06/15/2009 (a)	250,000	254,238

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2007 - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Wachovia Bank NA/Charlotte NC
7.800%, 08/18/2010	$600,000	$647,016
Washington Mutual Bank/Henderson NV
6.875%, 06/15/2011	275,000	259,665
Wells Fargo & Co.
3.120%, 08/15/2008 (a)	225,000	221,971
Willis North America, Inc.
6.200%, 03/28/2017 (a)	280,000	279,870
Woori Bank
6.125%, 05/03/2016 (a) (c)	240,000	241,415
		22,165,287
Industrial - 10.2%
AmerisourceBergen Corp.
5.625%, 09/15/2012 (a)	245,000	249,690
Anadarko Petroleum Corp.
6.450%, 09/15/2036 (a)	310,000	316,723
Bae Systems Holdings, Inc.
6.400%, 12/15/2011 (a) (c)	360,000	379,786
5.200%, 08/15/2015 (a) (c)	365,000	354,973
Baxter International, Inc.
5.900%, 09/01/2016 (a)	200,000	208,160
BJ Services Co.
5.294%, 06/01/2008 (a) (b) (d)	500,000	500,525
Boardwalk Pipelines LLC
5.500%, 02/01/2017 (a)	145,000	143,922
Bunge Ltd Finance Corp.
4.375%, 12/15/2008 (a) (d)	725,000	720,377
Burlington Northern Santa Fe Corp.
6.150%, 05/01/2037 (a)	700,000	682,765
Canadian Natural Resources Ltd.
5.700%, 05/15/2017 (a)	200,000	199,139
6.250%, 03/15/2038 (a)	200,000	196,067
Canadian Oil Sands Ltd.
4.800%, 08/10/2009 (a) (c)	500,000	503,114
Carlisle Companies, Inc.
6.125%, 08/15/2016 (a)	275,000	287,895
Caterpillar Financial Services Corp.
5.050%, 12/01/2010	250,000	254,288
Cia Brasileira de Bebidas
10.500%, 12/15/2011 (a)	150,000	175,320
8.750%, 09/15/2013 (a)	155,000	177,087
Clorox Co.
5.450%, 10/15/2012 (a)	1,211,000	1,222,276
Comcast Corp.
5.543%, 07/14/2009 (a) (b)	1,000,000	996,725
Corp Nacional del Cobre de Chile - CODELCO
6.150%, 10/24/2036 (c)	170,000	168,463
Coventry Health Care, Inc.
5.875%, 01/15/2012	475,000	483,322
Cox Communications, Inc.
4.625%, 01/15/2010 (a)	125,000	124,089
7.125%, 10/01/2012 (a)	290,000	309,588

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2007 - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Daimler Finance North America LLC
5.541%, 03/13/2009 (b) (d)	$900,000	$894,004
5.750%, 09/08/2011	245,000	248,843
4.750%, 01/15/2008	500,000	499,809
Dun & Bradstreet Corp.
5.500%, 03/15/2011 (a)	195,000	201,375
Enbridge Energy Partners LP
4.000%, 01/15/2009 (a)	585,000	581,557
5.950%, 06/01/2033 (a)	250,000	237,241
Falconbridge Ltd.
5.375%, 06/01/2015 (a)	250,000	245,885
General Electric Capital Corp.
5.250%, 10/19/2012	2,000,000	2,047,634
HRPT Properties Trust
5.591%, 03/16/2011 (a) (b)	449,000	433,806
Husky Energy, Inc.
6.250%, 06/15/2012 (a)	175,000	184,161
6.150%, 06/15/2019 (a)	230,000	232,647
IBM International Group Capital LLC
5.050%, 10/22/2012 (a)	1,000,000	1,019,763
ICI Wilmington, Inc.
5.625%, 12/01/2013 (a)	180,000	185,342
Kimberly-Clark Corp.
6.625%, 08/01/2037 (a)	1,000,000	1,110,620
Kinder Morgan Energy Partners LP
6.000%, 02/01/2017 (a)	300,000	300,503
6.500%, 02/01/2037 (a)	300,000	297,464
McKesson Corp.
5.250%, 03/01/2013 (a)	190,000	190,568
Medco Health Solutions, Inc.
7.250%, 08/15/2013 (a)	350,000	383,853
National Fuel Gas Co.
5.250%, 03/01/2013 (a)	250,000	248,220
News America, Inc.
6.625%, 01/09/2008	375,000	375,232
4.750%, 03/15/2010	150,000	149,221
Nexen, Inc.
5.050%, 11/20/2013 (a)	330,000	320,850
Oakmont Asset Trust
4.514%, 12/22/2008 (c)	195,000	194,433
ONEOK Partners LP
5.900%, 04/01/2012 (a)	245,000	252,143
Pacific Energy Partners LP / Pacific Energy Finance Corp
6.250%, 09/15/2015 (a)	285,000	285,930
Petro-Canada
5.950%, 05/15/2035 (a)	280,000	270,915
Plains All American Pipeline LP/PAA Finance Corp.
6.700%, 05/15/2036 (a)	235,000	236,915
Potash Corp of Saskatchewan
5.875%, 12/01/2036 (a)	200,000	185,321
Premcor Refining Group, Inc.
9.500%, 02/01/2013 (a)	225,000	236,182

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2007 - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Reynolds American, Inc.
7.250%, 06/01/2013 (a)	$200,000	$212,547
Safeway, Inc.
5.208%, 03/27/2009 (a) (b)	225,000	224,656
Sempra Energy
4.750%, 05/15/2009 (a)	220,000	219,729
Smith International, Inc.
6.000%, 06/15/2016 (a)	160,000	164,201
Steelcase, Inc.
6.500%, 08/15/2011 (a)	135,000	141,617
Southern Union Co.
6.150%, 08/16/2008	170,000	170,607
Thomas & Betts Corp.
6.625%, 05/07/2008	240,000	240,956
United Technologies Corp.
8.875%, 11/15/2019	1,200,000	1,559,064
Viacom, Inc.
5.341%, 06/16/2009 (b)	125,000	123,548
5.750%, 04/30/2011 (a)	155,000	157,067
Walt Disney Co.
4.700%, 12/01/2012 (a)	1,000,000	1,001,052
Wellpoint, Inc.
5.850%, 01/15/2036 (a)	290,000	268,095
Whirlpool Corp.
5.491%, 06/15/2009 (a) (b)	200,000	200,355
Xstrata Canada Corp.
7.250%, 07/15/2012 (a)	450,000	488,424
XTO Energy, Inc.
5.650%, 04/01/2016 (a)	500,000	504,375
		26,381,024
Utilities - 1.8%
Arizona Public Service Co.
6.500%, 03/01/2012 (a)	275,000	286,377
6.250%, 08/01/2016 (a)	240,000	244,622
Baltimore Gas & Electric Co.
5.900%, 10/01/2016 (a)	160,000	160,970
Commonwealth Edison Co.
5.950%, 08/15/2016 (a)	175,000	177,826
Consolidated Natural Gas Co.
5.000%, 03/01/2014 (a)	125,000	121,389
Entergy Gulf States, Inc.
5.896%, 12/08/2008 (a) (b) (c)	255,000	255,867
Exelon Corp.
4.450%, 06/15/2010 (a)	120,000	119,030
France Telecom SA
7.750%, 03/01/2011 (a)	460,000	494,766
Korea East-West Power Co., Ltd
4.875%, 04/21/2011 (c)	105,000	105,567
KT Corp.
4.875%, 07/15/2015 (c)	140,000	133,508
PPL Electric Utilities Corp.
4.300%, 06/01/2013 (a)	250,000	235,459

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2007 - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
PPL Energy Supply LLC
5.400%, 08/15/2014 (a)	$220,000	$213,927
Rogers Wireless, Inc.
7.250%, 12/15/2012 (a)	450,000	488,260
6.375%, 03/01/2014 (a)	365,000	376,484
Southern Co.
5.300%, 01/15/2012 (a)	175,000	178,336
Southwestern Electric Power Co.
5.550%, 01/15/2017 (a)	200,000	194,346
Telefonos de Mexico SAB de CV
4.500%, 11/19/2008 (a)	90,000	89,784
Tenaska Virginia Partners LP
6.119%, 03/30/2024 (c)	176,239	179,207
Virginia Electric & Power Co.
4.500%, 12/15/2010 (a)	225,000	224,363
5.400%, 01/15/2016 (a)	240,000	239,084
Vodafone Group PLC
5.331%, 06/15/2011 (b)	290,000	283,273
		4,802,445
TOTAL CORPORATE BONDS - INVESTMENT GRADE - (Cost $53,835,225)		$53,348,756

CORPORATE BONDS - SPECULATIVE GRADE - 3.5%
Financial Services - 0.1%
E*Trade Financial Corp.
7.375%, 09/15/2013 (a)	100,000	77,500
Unum Group
5.859%, 05/15/2009	120,000	122,222
		199,722
Industrial - 2.9%
Ball Corp.
6.875%, 12/15/2012 (a)	875,000	892,500
Blyth, Inc.
5.500%, 11/01/2013 (a)	125,000	108,125
Chesapeake Energy Corp.
7.750%, 01/15/2015 (a)	395,000	404,875
EchoStar DBS Corp.
6.625%, 10/01/2014 (a)	200,000	199,500
Fidelity National Information Services, Inc.
4.750%, 09/15/2008 (a)	105,000	104,081
Flextronics International Ltd.
6.500%, 05/15/2013 (a)	250,000	243,750
Ford Motor Credit Co.
5.800%, 01/12/2009	570,000	541,170
GMAC LLC
6.875%, 09/15/2011	125,000	107,020
6.000%, 12/15/2011	215,000	180,467
Harrahs Operating Company, Inc.
5.500%, 07/01/2010 (a)	155,000	144,232
Huntsman LLC
11.500%, 07/15/2012 (a)	375,000	410,625
Intermec, Inc.
7.000%, 03/15/2008 (a)	200,000	201,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2007 - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Kinder Morgan Finance Co. ULC
5.350%, 01/05/2011 (a)	$120,000	$119,209
Levi Strauss & Co.
12.250%, 12/15/2012 (a)	125,000	133,750
Massey Energy Co.
6.875%, 12/15/2013 (a)	125,000	118,437
MGM Mirage
6.750%, 04/01/2013 (a)	150,000	146,250
Nalco Co.
7.750%, 11/15/2011 (a)	125,000	127,188
Newfield Exploration Co.
6.625%, 09/01/2014 (a)	225,000	223,875
Nova Chemicals Corp.
6.500%, 01/15/2012 (a)	125,000	117,813
NXP BV / NXP Funding LLC
7.993%, 10/15/2013 (a) (b)	100,000	92,375
Owens Brockway Glass Container, Inc.
8.875%, 02/15/2009 (a)	242,000	243,210
Pioneer Natural Resources Co.
6.650%, 03/15/2017 (a)	1,000,000	969,366
Seagate Technology HDD Holdings
6.375%, 10/01/2011 (a)	125,000	123,906
Southern Natural Gas Co.
5.900%, 04/01/2017 (a) (c)	175,000	172,999
Southern Union Co.
7.200%, 11/01/2066 (a)	165,000	163,116
Steel Dynamics, Inc.
6.750%, 04/01/2015 (a) (c)	100,000	97,000
Tenneco, Inc.
10.250%, 07/15/2013 (a)	193,000	206,510
Tesoro Corp.
6.250%, 11/01/2012 (a)	295,000	296,475
Turning Stone Resort Casino Enterprise
9.125%, 12/15/2010 (a) (c)	150,000	152,250
United Rentals North America, Inc.
6.500%, 02/15/2012 (a)	150,000	136,875
Universal City Development Partners
11.750%, 04/01/2010 (a)	150,000	155,625
Vitro SAB de CV
8.625%, 02/01/2012 (a)	260,000	245,700
		7,579,274
Utilities - 0.5%
El Paso Natural Gas Co.
5.950%, 04/15/2017 (a)	100,000	99,202
Intelsat Corp.
6.375%, 01/15/2008 (a)	375,000	375,000
Nevada Power Co.
6.650%, 04/01/2036 (a)	250,000	254,351
Qwest Communications International, Inc.
8.369%, 02/15/2009 (a) (b)	50,000	50,250
Sierra Pacific Power Co.
6.250%, 04/15/2012 (a)	400,000	412,512

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2007 - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Tenaska Oklahoma
6.528%, 12/30/2014 (c)	$119,523	$123,611
		1,314,926
TOTAL CORPORATE BONDS - SPECULATIVE GRADE (Cost $9,175,915)		$9,093,922

FOREIGN GOVERNMENT NOTE/BONDS - 0.1%
South Africa Government International Bond
6.500%, 06/02/2014	250,000	265,000
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $247,658)		$265,000

MORTGAGE BACKED SECURITIES - 54.0%
Federal Home Loan Mortgage Corp.
Pool #847533, 4.671%, 08/01/2035 (b)	225,364	226,216
Pool #1G0872, 4.992%, 09/01/2035 (b)	577,939	580,904
Pool #1G2604, 5.677%, 10/01/2036 (b)	1,750,831	1,762,761
Pool #1J0267, 5.557%, 02/01/2037 (b)	431,088	434,536
Pool #1J0303, 5.628%, 02/01/2037 (b)	573,806	580,036
TBA, 5.500%, 02/01/2038 (f)	20,000,000	19,946,880
TBA, 5.500%, 02/01/2023 (f)	10,000,000	10,112,500

Federal National Mortgage Association
Pool #254366, 5.500%, 06/01/2009 (d)	191,869	193,874
Pool #745505, 5.424%, 02/01/2016	616,605	637,423
Pool #699840, 5.000%, 04/01/2018	2,241,958	2,247,915
Pool #255635, 6.000%, 02/01/2025 (d)	694,432	708,277
Pool #504974, 6.500%, 07/01/2029	114,610	118,780
Pool #253398, 8.000%, 08/01/2030	21,487	22,947
Pool #253436, 7.500%, 09/01/2030	11,655	12,444
Pool #253437, 8.000%, 09/01/2030	42,397	45,277
Pool #253481, 8.000%, 10/01/2030	41,581	44,405
Pool #253516, 8.000%, 11/01/2030	80,083	85,523
Pool #253546, 7.500%, 12/01/2030	32,422	34,617
Pool #253547, 8.000%, 12/01/2030	77,030	82,263
Pool #253643, 7.500%, 02/01/2031	24,974	26,665
Pool #253672, 7.000%, 03/01/2031	47,794	50,420
Pool #253673, 7.500%, 03/01/2031	39,050	41,693
Pool #253711, 7.000%, 04/01/2031	72,935	76,887
Pool #253712, 7.500%, 04/01/2031	24,414	26,044
Pool #253795, 7.000%, 05/01/2031	84,614	89,199
Pool #253796, 7.500%, 05/01/2031	3,820	4,075
Pool #253842, 7.000%, 06/01/2031	76,840	81,003
Pool #253889, 6.500%, 07/01/2031	35,797	37,023
Pool #253907, 7.000%, 07/01/2031	121,875	128,480
Pool #253895, 7.000%, 08/01/2031	44,257	46,656
Pool #253949, 6.500%, 09/01/2031	26,737	27,652
Pool #253950, 7.000%, 09/01/2031	150,027	158,157
Pool #254007, 6.500%, 10/01/2031	22,001	22,755
Pool #254008, 7.000%, 10/01/2031	119,586	126,066
Pool #254050, 6.500%, 11/01/2031	19,876	20,556
Pool #254051, 7.000%, 11/01/2031	49,197	51,862
Pool #254092, 6.500%, 12/01/2031	69,623	72,007
Pool #254093, 7.000%, 12/01/2031	10,819	11,405
Pool #254147, 6.500%, 01/01/2032	98,872	102,257

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2007 - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Pool #254198, 6.000%, 02/01/2032	$99,353	$101,355
Pool #254199, 6.500%, 02/01/2032	10,830	11,201
Pool #254238, 6.000%, 03/01/2032	196,059	200,153
Pool #254263, 6.500%, 04/01/2032	134,097	138,652
Pool #254311, 6.500%, 05/01/2032	188,676	195,085
Pool #254346, 6.500%, 06/01/2032	53,310	55,121
Pool #254378, 6.500%, 07/01/2032	80,004	82,721
Pool #254406, 6.500%, 08/01/2032	238,957	247,073
Pool #254448, 6.500%, 09/01/2032	110,476	114,228
Pool #254549, 6.000%, 12/01/2032	182,163	185,614
Pool #254637, 5.500%, 02/01/2033	244,546	245,020
Pool #254638, 6.000%, 02/01/2033	49,153	50,085
Pool #254949, 5.000%, 11/01/2033	737,793	721,090
Pool #778961, 4.242%, 06/01/2034 (b)	264,618	264,052
Pool #786143, 4.336%, 07/01/2034 (b)	149,289	148,842
Pool #725866, 4.500%, 09/01/2034	4,973,145	4,710,578
Pool #735341, 4.277%, 12/01/2034 (b)	393,286	392,270
Pool #810063, 4.586%, 03/01/2035 (b)	430,468	426,818
Pool #879419, 5.726%, 02/01/2036 (b)	224,135	224,164
Pool #831547, 6.000%, 05/01/2036	153,139	155,566
Pool #884084, 5.500%, 06/01/2036	1,799,793	1,798,130
Pool #867481, 6.000%, 07/01/2036	382,383	388,443
Pool #897164, 6.500%, 08/01/2036	447,109	459,717
Pool #190375, 5.500%, 11/01/2036	2,263,132	2,261,041
Pool #870926, 5.437%, 01/01/2037 (b)	415,641	421,718
Pool #922456, 5.495%, 01/01/2037 (b)	1,234,552	1,271,221
Pool #256554, 6.500%, 01/01/2037	1,475,086	1,516,682
Pool #909383, 5.500%, 02/01/2037	5,319,215	5,314,300
Pool #914427, 5.500%, 02/01/2037	1,132,088	1,130,990
Pool #881326, 5.473%, 03/01/2037 (b)	339,426	349,276
Pool #915876, 6.000%, 04/01/2037	5,644,672	5,733,378
Pool #918176, 6.000%, 05/01/2037 (d)	8,357,171	8,488,504
Pool #919372, 6.000%, 05/01/2037	4,125,366	4,190,196
Pool #939407, 6.000%, 06/01/2037	1,591,664	1,616,677
Pool #939408, 6.000%, 07/01/2037	2,356,335	2,393,365
Pool #939409, 6.000%, 08/01/2037	2,564,900	2,605,208
Pool #950421, 6.500%, 09/01/2037	1,536,872	1,580,045
Pool #950422, 6.000%, 10/01/2037	2,124,753	2,158,143
Pool #950423, 6.000%, 11/01/2037	2,274,271	2,310,012
Pool #950424, 6.000%, 12/01/2037	2,017,721	2,049,429

Freddie Mac Gold Pool
Pool #M80733, 5.500%, 03/01/2009	101,194	102,388
Pool #G12020, 6.500%, 06/01/2017	239,989	248,522
Pool #G12019, 6.000%, 07/01/2017	1,164,606	1,193,133
Pool #G12018, 5.500%, 04/01/2018	449,515	455,923
Pool #G12017, 5.000%, 01/01/2019	6,332,342	6,348,933
Pool #G01198, 7.000%, 11/01/2030	29,049	30,546
Pool #C01220, 6.500%, 09/01/2031	58,085	60,075
Pool #C01244, 6.500%, 10/01/2031	39,368	40,717
Pool #C01246, 7.000%, 10/01/2031	8,946	9,389
Pool #C01252, 6.500%, 11/01/2031	54,646	56,519

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2007 - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Pool #C01287, 6.500%, 01/01/2032	$80,217	$82,966
Pool #C70921, 6.000%, 09/01/2032	64,002	65,185
Pool #C01435, 6.000%, 12/01/2032	403,278	410,731
Pool #C01753, 5.000%, 01/01/2034	487,895	476,844
Pool #C01785, 5.000%, 02/01/2034 (d)	892,816	872,593
Pool #C01796, 5.000%, 03/01/2034	951,565	929,627
Pool #C01811, 5.000%, 04/01/2034	1,388,558	1,356,546
Pool #C01839, 5.000%, 05/01/2034	436,349	426,289
Pool #C01846, 5.000%, 06/01/2034	1,476,251	1,442,218
Pool #G08001, 5.000%, 07/01/2034 (d)	1,384,151	1,352,241
Pool #G08005, 5.500%, 08/01/2034	843,837	843,217
Pool #G08009, 5.000%, 09/01/2034 (d)	1,384,306	1,352,392
Pool #G08014, 5.000%, 10/01/2034 (d)	917,256	896,110
Pool #G08015, 5.500%, 10/01/2034	614,562	614,111
Pool #G08021, 5.500%, 11/01/2034	463,393	463,053
Pool #G08026, 5.000%, 12/01/2034	647,485	632,558
Pool #G08027, 5.500%, 12/01/2034	381,085	380,805
Pool #G08046, 5.500%, 03/01/2035	497,686	496,930
Pool #G08058, 5.500%, 05/01/2035 (d)	1,020,999	1,019,447
Pool #G08088, 6.500%, 10/01/2035	316,775	326,065
Pool #G08128, 5.500%, 05/01/2036	1,021,832	1,020,011
Pool #A51176, 6.000%, 08/01/2036	220,050	223,393
Pool #G08161, 6.000%, 11/01/2036	927,241	941,328
Pool #C02660, 6.500%, 11/01/2036	511,940	526,416
Pool #A56911, 5.500%, 02/01/2037	9,456,932	9,438,888
Pool #A66161, 7.000%, 07/01/2037	1,293,145	1,344,381
Pool #A66166, 7.000%, 07/01/2037	1,773,857	1,844,284
Pool #G08217, 6.000%, 08/01/2037	1,571,814	1,595,533
Pool #A70855, 6.500%, 12/01/2037	1,684,212	1,731,525

Ginnie Mae I Pool
Pool #448335, 6.500%, 04/15/2031	187,789	194,726
Pool #581950, 7.500%, 03/15/2032	12,881	13,726
Pool #781703, 5.000%, 02/15/2034	1,338,272	1,319,431

Ginnie Mae II Pool
Pool #003187, 6.000%, 01/20/2032	539,925	552,094
TOTAL MORTGAGE BACKED SECURITIES (Cost $138,369,873)		$139,516,412

PREFERRED STOCK - 2.0%
Federal National Mortgage Association
8.25%, 12/31/2049 (a)	200,000	5,150,000
TOTAL PREFERRED STOCK (Cost $5,030,000)		$5,150,000

U.S. GOVERNMENT AGENCY ISSUES - 0.1%
Federal Home Loan Mortgage Corp.
4.625%, 05/28/2013 (a)	280,000	280,193
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $273,978)		$280,193

U.S. TREASURY OBLIGATIONS - 0.4%
US Treasury Note
2.625%, 05/15/2008	1,000,000	997,735
TOTAL U.S. TREASURY OBLIGATIONS (Cost $997,456)		$997,735

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2007 - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
PROLOAN PIPELINE - 1.4%
When-Issued Commitments
TOTAL PROLOAN PIPELINE (Cost $3,663,003)		$3,666,347
		$3,666,347
SHORT TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
Fidelity Institutional Money Market Funds	$4,114,449	$4,114,449
TOTAL SHORT TERM INVESTMENTS (Cost $4,114,449)		4,114,449

Total Investments (Cost $289,546,938) - 111.7%		$288,792,862
Liabilities in Excess of Other Assets - (11.7)%		(30,245,698)
TOTAL NET ASSETS - 100.0%		$258,547,164

Footnotes

Percentages are stated as a percent of net assets.

(a)	Callable by issuer.

(b)	Variable rate security. The rate listed is as of December 31, 2007.

(c)	Restricted security.

(d)	Security segregated at custodian for "when-issued" commitments, short sales and reverse repurchase agreements.

(e)
Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal estimated timing of future cash flows as of December 31, 2007.

(f)	To be announced.

The accompanying notes are an integral part of these financial statements.

Builders Fixed Income Fund, Inc.
Sector Breakdown
December 31, 2007

Percentage of Total Investments
Asset-Backed Securities	11.67%
Collaterized Mortgage Obligations	0.58%
Commercial Mortgage Backed Securities	12.80%
Corporate Bonds - Investment Grade	18.47%
Corporate Bonds - Speculative Grade	3.15%
Foreign Government Note/Bonds	0.09%
Mortgage-Backed Securities	48.31%
Preferred Stock	1.78%
U.S. Government Agency Issues	0.10%
U.S. Treasury Obligations	0.35%
Proloan Pipeline	1.27%
Short-Term Investments	1.43%
Total	100.00%

BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2007

ASSETS
Investments in securities, at value (cost $289,546,938)	$288,792,862
Cash	963,312
Receivables:
Fund shares sold	902,612
Interest	1,875,704
Due from Broker - Variation Margin (Note 2)	634,687
Paydowns	21,495
ProLoan extension fees	500
ProLoan origination fees	6,160
Other assets	23,010
Total assets	$293,220,342

LIABILITIES
Payables:
Investment securities purchased	29,875,174
Investment securities purchased - when issued	3,663,003
Distribution to shareholders	957,451
ProLoan commitment fees (Note 2)	17,166
Due to manager (Note 3)	30,591
Due to distribution coordinator (Note 3)	19,939
Due to directors	606
Fund share redeemed	1,782
Accrued expenses	107,466
Total liabilities	34,673,178

NET ASSETS	$258,547,164

Net asset value, offering and redemption price per share
($258,547,164/17,908,739 shares outstanding, unlimited number of shares authorized without par value)	$14.44

COMPONENTS OF NET ASSETS
Paid-in capital	$262,201,604
Accumulated net investment loss	(287,548)
Accumulated net realized loss on investments	(3,247,503)
Net unrealized depreciation on investments	(754,076)
Net unrealized appreciation on futures	634,687
Net assets	$258,547,164

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF OPERATIONS For the Year Ended December 31, 2007

INVESTMENT INCOME
Interest income	$14,066,327

Expenses:
Subadvisory fees	385,371
Management fees	375,329
Distribution fees	250,219
Fund accounting fees	153,530
Administration fees	102,313
Professional fees	75,746
Custody fees	53,141
Chief Compliance Officer fees (Note 3)	48,174
Insurance expense	27,094
Transfer agent fees	28,152
Miscellaneous	21,732
Director fees	10,009
Registration expense	2,246
Total Expense	1,533,056
Less: Expense reimbursement (Note 4)	(31,843)
Plus: Interest Expense	584,544
Net expenses	2,085,757
Net investment income	11,980,570

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	877,799
Net unrealized appreciation on investments	454,438
Net unrealized appreciation on futures	634,687
Net realized and unrealized gain on investments	1,966,924

Net increase in net assets resulting from operations	13,947,494

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS at December 31, 2007

	Year Ended	Year Ended
	December 31, 2007	December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$11,980,570	$11,235,651
Net realized gain (loss) on investments	877,799	(1,381,443)
Net unrealized appreciation on investments	454,438	439,087
Net unrealized appreciation on futures	634,687	-
Net increase in net assets resulting from operations	13,947,494	10,293,295

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(12,514,991)	(11,712,678)
Tax return of capital	-	-
Total distributions to shareholders	(12,514,991)	(11,712,678)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,480,002	710,920
Net asset value of shares issued on reinvestment of distributions	11,725,463	10,993,450
Cost of shares redeemed	(4,089,276)	(3,598,313)
Net increase from capital share transactions	9,116,189	8,106,057

Total increase in net assets	10,548,692	6,686,674

NET ASSETS
Beginning of year	247,998,472	241,311,798
End of year (including undistributed net
investment loss of ($287,548) and ($287,590), respectively)	$258,547,164	$247,998,472

CHANGE IN SHARES
Shares sold	103,204	49,991
Shares issued on reinvestment of distributions	818,717	770,701
Shares redeemed	(284,550)	(250,734)
Net increase	637,371	569,958

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.

FINANCIAL HIGHLIGHTS

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report.

For a share outstanding throughout each year.

	Year Ended December 31,
	2007		2006		2005		2004	2003
Net asset value, beginning of year	$14.36		$14.45		$14.74		$14.80	$15.02

Income from investment operations:
Net investment income	0.72		0.69		0.66		0.60	0.64
Net realized and unrealized gain (loss) on investments	0.08		(0.09)		(0.30)		(0.04)	(0.22)
Total from investment operations	0.80		0.60		0.36		0.56	0.42

Less distributions:
From net investment income	(0.72)		(0.69)		(0.63)		(0.62)	(0.64)
From realized gain	-		-		-		-	-
Tax return of capital distribution	-		-		(0.02)		-	-
Total distributions	(0.72)		(0.69)		(0.65)		(0.62)	(0.64)

Net asset value, end of year	$14.44		$14.36		$14.45		$14.74	$14.80

Total return	5.70%		4.35%		2.51%		3.87%	2.88%

Ratios/supplemental data:
Net assets at end of year (millions)	$258.5		$248.0		$241.3		$236.8	$259.4

Ratio of expenses to average net assets:
After fees waived/expenses recouped - including interest expense	0.83%	(1)	1.16%	(1)	0.85%	(1)	—	—
Before fees waived/expenses recouped - including interest expense	0.84%	(1)	1.18%	(1)	0.87%	(1)	0.61%	—
Before fees waived/expenses recouped - without interest expense	0.61%		0.62%		0.62%		0.59%	0.58%
After fees waived/expenses recouped - without interest expense	0.60%		0.60%		0.60%		0.59%	0.58%

Ratio of net investment income to average net assets:
After fees waived/expenses recouped	4.79%		4.64%		4.40%		4.04%	4.32%
Before fees waived/expenses recouped	4.78%		4.62%		4.37%		4.04%	4.32%

Portfolio turnover rate	166.04%		164.94%		134.74%		138.45%	55.23%

(1) Includes interest expense of 0.23%, 0.56% and 0.25% of average net assets in 2007, 2006 and 2005, respectively.

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2007

NOTE 1 - ORGANIZATION

Builders Fixed Income Fund, Inc. (the “Corporation”) was incorporated in the state of Maryland on June 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one “non-diversified” series, the Builders Fixed Income Fund (the “Fund”). The authorized capital stock of the Fund consists of 17,908,739 shares of stock having no par value.

The Fund’s investment objective is to provide current income. It commenced operations on October 31, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America.

(a)	Investment Valuation

Bonds and other fixed-income securities (other than short-term securities) are valued at the mean of the closing bid and asked prices, on the basis of prices provided by an independent pricing service. Any new issue or other security for which market quotations temporarily are unavailable from an independent pricing service are valued at a fair price supplied by the Fund’s subadviser, Richmond Capital Management, Inc. (the “Subadviser”). The Subadviser determines a fair value of such a security in good faith by obtaining prices from two independent broker-dealer firms and averaging the two prices, or if only one independent broker-dealer firm is available to provide a price for a security, that price shall be deemed a fair value. If prices from independent broker-dealer firms are not available, the Subadviser may value such securities at a price determined by its portfolio managers and analysts, based on their analysis of several factors, including the cost of the security, transactions in comparable securities, relationships among various securities, and such other factors as may be determined by the Subadviser to affect materially the value of the security. Short-term securities maturing more than 60 days from the valuation date for which reliable quotations are readily available are valued at current market quotations as provided by an independent pricing service or principal market maker. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition shall be valued at amortized cost using the market value on the 61st day before maturity. Short term securities maturing in 60 days or less at acquisition date shall be valued at amortized cost. Short-term securities maturing in 60 days or less are valued at amortized cost.

ProLoan Mortgage Pipeline. On a forward commitment basis, the Fund commits to acquire ProLoan mortgage-backed securities up to six months after they have been securitized and guaranteed by a government-sponsored entity such as FNMA. This “pipeline” of ProLoan mortgage commitments typically is valued at a fair value that is the equivalent of the six-month forward price of a FNMA mortgage-backed security. A fair value for the pipeline is determined by the independent fund accounting agent in good faith pursuant to valuation procedures approved by the Board of Directors. The Manager, in consultation with the Subadviser, is responsible for reviewing pipeline valuations and determining whether adjustments are appropriate based on any material change in value arising from facts and circumstances particular to the Fund’s ProLoan mortgage commitments. The Board of Directors monitors the Fund’s valuation procedures on a regular basis and may, without notice to shareholders, revise the procedures as necessary to approximate fair value.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2007

The Fund’s fund accountant uses the following formula for determining a fair value for the Fund’s pipeline: Determine the weighted average interest rate of the mortgage commitments in the pipeline, and then subtract 0.50% from the average weighted interest rate to determine the weighted average coupon rate. Round to the nearest 0.125% coupon rate to determine the coupon rate for the pipeline. Based upon the readily available one-month and three-month forward prices for a 30 year FNMA, interpolate each price to the 1/8 coupon rate nearest to the pipeline coupon rate. Subtract the resulting one-month forward price from the resulting three-month forward price, and then subtract an additional 0.125%.

When-Issued and Forward Commitments. The Fund commits to acquire mortgage-backed securities originated through the ProLoan program on a "when-issued" basis. When the Fund agrees to acquire securities on a when-issued basis, its custodian will segregate cash or other liquid assets equal to or greater than the amount of the commitment. The value of the securities underlying the when-issued commitment, and any subsequent fluctuations in their value, will be taken into account when determining the Fund's net asset value starting on the day that the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to acquire until they are paid for and delivered on the settlement date. When the Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of that party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund will make commitments to acquire securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, cash or liquid securities equal to the value of the when-issued or forward commitment securities will be segregated by the Fund’s custodian and will be marked to market daily. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In those cases, the Fund may realize a gain or loss. Under normal circumstances, the Fund does not intend to commit more than 33 1/3% of its total assets to these commitments.

Fair Valued Securities. The Subadviser, on behalf of the Fund, may enter into swap agreements with various counterparties and purchases newly-issued fixed income securities for which market quotations temporarily are unavailable from a pricing service. Swaps, newly issued bonds, restricted securities and any other securities for which market quotations are unavailable from an independent pricing service are valued at a fair price determined by the Subadviser in good faith according to valuation procedures adopted by the Board of Directors. The Subadviser determines a “fair value” by obtaining prices from two independent broker-dealer firms and averaging the two prices, which average price is deemed the price of that security (or the price provided by one firm, if only one firm is available to provide a price for a security). If prices from broker-dealer firms or secondary market sources are not available, the Subadviser may value such securities at a price determined by its portfolio managers and analysts, based on the terms and underlying characteristics of such securities. The Subadviser is permitted to provide prices in respect of a security for which market quotations are unavailable only until such time as an independent pricing service begins supplying a price for that security and, thereafter, the security is valued at the price supplied by the pricing service.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2007

Futures Contracts. The Fund may purchase futures contacts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the “SEC”) for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At December 31, 2007, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation
75 Long	10-Year Interest Rate Swap	March 2008	$7,500,000	$53,906
150 Long	5-Year Interest Rate Swap	March 2008	15,000,000	67,969
150 Long	US 10-Year Note	March 2008	15,000,000	501,562
20 Long	US 30-Year Note	March 2008	2,000,000	11,250

(b)	Federal Income and Excise Taxes

The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2007

(c)	Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of distributions to shareholders determined annually in accordance with federal tax regulations which may differ from GAAP.

(d)	Security Transactions, Dividend and Interest Income and Expenses.

Security transactions are accounted for on the trade date. Realized gains and losses on securities transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method.

(e)	Indemnification Obligations

Under the Fund's organizational documents, its current and former officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

(f)	Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(g)	Other

Investment transactions are accounted for on the trade date. The Fund uses the identified cost method for determining realized gain or loss on investments. Interest income including, where applicable, amortization of discount and premium on investments is recognized on the accrual basis.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2007

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Management Fee

The Fund has a Management Agreement with Capital Mortgage Management, Inc. (the “Manager”), to provide or oversee all administrative, investment advisory and portfolio management services to the Fund. Under the terms of this agreement, the Fund will pay the Manager an annual fee as follows: 0.15% of the first $300 million of the Fund’s average daily net assets; and 0.13% of average daily net assets in excess of $300 million, plus all fees payable to the Subadviser. The fee is accrued daily and payable monthly. For the year ended December 31, 2007, the Manager was paid $375,329.

Subadviser Fee

Effective April 30, 2007, the Manager has entered into an investment subadvisory agreement with Richmond Capital Management, Inc. The Fund pays the new Subadviser a monthly fee equal to an annual rate of 0.15% of its average daily net assets.

Prior to April 30, 2007, Principal Global Investors, LLC (“Principal”) served as Subadviser to the Fund. Principal was paid 0.165% of the Fund’s average daily net assets for its services as Subadviser.

For the year ended December 31, 2007, the Subadvisers were paid $385,371.

Officers and Directors

The officers and directors of the Fund are also officers and directors of the Manager or Distribution Coordinator. Directors who are not “interested persons” of the Fund, as defined by the 1940 Act, are entitled to receive from the Fund as compensation an annual fee of $2,000 each and are reimbursed for any expenses incurred in attending meetings. An employee of Capital Mortgage Management, Inc. serves as the Fund’s Chief Compliance Officer (the “CCO”). The CCO receives no compensation from the Fund for his services; however, the Fund reimbursed Capital Mortgage Management, Inc. $48,174 for the year ended December 31, 2007 for the services of the CCO.

Other Service Providers

U.S. Bank, N.A. serves as the Fund’s Custodian. U.S. Bancorp Fund Services, LLC serves as the Fund’s Administrator. Unified Fund Services, Inc. serves as the Fund Accountant and Transfer Agent to the Fund. Unified Financial Securities, Inc. serves as the Fund’s Distributor.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2007

NOTE 4 - DISTRIBUTION AND SERVICE PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted an Amended and Restated Distribution Plan (the “Plan”). Under the Plan, the Fund is authorized to pay the Manager, as Distribution Coordinator, effective November 1, 1999, an annual rate of 0.10% of the Fund’s average daily net assets, payable monthly, to compensate the Distribution Coordinator for distribution and shareholder service activities. For the year ended December 31, 2007, the Manager, in its capacity as Distribution Coordinator, was paid $250,219. The Distribution Coordinator has agreed to limit certain of the Fund’s total operating expenses to 0.60% per annum of the Fund’s average daily net assets through December 31, 2008. The Fund will reimburse the Distribution Coordinator for such expenses incurred in the previous three-year period to the extent that the reimbursement does not cause the Fund’s operating expenses to exceed the 0.60% expense limitation.

As of December 31, 2007, the cumulative unreimbursed amount paid and/or waived by the Distribution Coordinator on behalf of the Fund is $147,316. The Distribution Coordinator may recapture a portion of this amount no later than the dates stated below:

December 31,
2008	2009	2010
$58,048	$57,425	$31,843

NOTE 5 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale of securities, excluding U.S. Government securities and short-term investments for the year ended December 31, 2007, were as follows:

Purchases	$ 377,895,032
Sales	$ 338,802,210

The Fund purchased $79,465,734 and sold $121,125,796 in U.S. Government securities during the year ended December 31, 2007.

NOTE 6 - REVERSE REPURCHASE AGREEMENTS

During the year ended December 31, 2007, the Fund entered into reverse repurchase agreements with certain brokers. Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements involve the risk that the market value of securities pledged as collateral may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Such transactions are accounted for as a borrowing by the Fund and are subject to the Fund’s overall restriction on borrowing under which it must maintain asset coverage of at least 300%.

The difference between the selling price and the repurchase price is accounted for as interest expense. At December 31, 2007, there were no outstanding reverse repurchase agreements for the Fund.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2007

NOTE 7 - SHORT SALES

The Fund may engage in short sales against the box, which involve selling a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale to hedge against anticipated declines in the market price of mortgage-backed securities or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund’s gain is limited by the price at which it sold the security short, its potential loss is unlimited.

At December 31, 2007, there were no short sale holdings for the Fund.

NOTE 8 - SWAP AGREEMENTS

In a swap transaction, two parties agree to exchange the returns earned or realized on particular predetermined investments. At December 31, 2007, there were no swap agreements for the Fund.

NOTE 9 - RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At December 31, 2007, the Fund held restricted securities representing 4.7% of net assets. The restricted securities held as of December 31, 2007 are identified below and are all deemed to be liquid:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value
AXA SA
6.379%, 12/14/2049	12/7/2006	$110,000	$110,000	$95,084
6.379%, 12/14/2049	5/15/2007	618,125	640,000	553,215
Bae Systems Holdings, Inc.
6.400%, 12/15/2011	3/17/2006	375,221	360,000	379,786
5.200%, 08/15/2015	8/3/2006	340,170	365,000	354,973
Banc of America Commercial Mortgage, Inc.
0.089%, 07/10/2043	6/29/2005	403,767	33,081,066	378,480
Barclays Bank Plc
8.550%, 09/29/2049	10/10/2007	161,625	150,000	158,112
5.926%, 12/31/2049	9/21/2006	415,000	415,000	386,803
Bear Stearns Commercial Mortgage Securities
0.494%, 05/11/2039	3/16/2004	92,628	2,404,888	36,381
Commonwealth Bank of Australia
6.024%, 03/15/2049	3/7/2006	240,000	240,000	224,045
Canadian Oil Sands Ltd.
4.800%, 08/10/2009	8/3/2004	499,560	500,000	503,114

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2007

NO NOTE 9 - RESTRICTED SECURITIES - Continued

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value
Corp Nacional del Cobre de Chile - CODELCO
6.150%, 10/24/2036	10/19/2006	$168,803	$170,000	$168,463
CS First Boston Mortgage Securities Corp.
1.107%, 03/15/2036	2/23/2005	150,034	2,134,623	47,579
0.142%, 11/15/2037	12/16/2004	133,282	6,347,181	123,662
0.396%, 05/15/2036	6/2/2004	105,590	3,771,454	33,619
0.582%, 07/15/2036	8/11/2004	156,750	3,995,082	65,675
Credit Suisse Mortgage Capital Certificates
0.577%, 09/15/2039	9/21/2006	320,060	9,362,476	255,390
Erac USA Finance Co.
5.234%, 04/30/2009	7/17/2006	475,451	475,000	473,011
Entergy Gulf States, Inc.
5.896%, 12/08/2008	11/30/2005	255,000	255,000	255,867
GMAC Commercial Mortgage Securities, Inc.
0.790%, 03/10/2038	4/7/2004	202,211	3,713,246	81,432
GS Mortgage Securities Corp. II
0.953%, 10/10/2028	12/18/2007	-	113,361,514	1,116,611
GE Capital Commercial Mortgage Corp.
0.574%, 03/10/2040	4/8/2004	202,363	5,146,647	78,353
Glitnir Banki HF
5.403%, 10/15/2008	3/2/2006	224,300	225,000	224,849
Great America Leasing Receivables
5.390%, 09/15/2011	12/5/2006	159,958	160,000	162,288
Greenwich Capital Commercial Funding Co.
0.277%, 06/10/2036	4/29/2004	198,934	8,786,090	77,089
0.277%, 06/10/2036	3/10/2005	351,850	17,306,413	151,847
JP Morgan Chase Commercial Mortgage Securities Corp.
1.107%, 01/12/2039	3/25/2004	245,736	3,696,030	97,368
0.500%, 10/12/2035	6/8/2006	118,658	2,956,791	97,068
0.225%, 01/15/2042	12/16/2004	116,110	6,649,855	108,054
Korea East-West Power Co., Ltd
4.875%, 04/21/2011	4/14/2004	103,873	105,000	105,567
KT Corp.
4.875%, 07/15/2015	7/11/2005	137,320	140,000	133,508
LB-UBS Commercial Mortgage Trust
0.173%, 07/15/2040	6/21/2005	350,062	15,372,369	312,766
1.116%, 03/15/2036	3/23/2004	147,248	2,326,577	51,983
0.894%, 09/15/2034	9/27/2007	208,339	7,968,855	198,361
7.089%, 06/15/2036	3/23/2006	1,066,992	1,000,000	1,058,976
0.659%, 08/15/2036	8/10/2004	128,250	3,085,869	48,865
Lloyds TSB Group PLC
6.267%, 11/29/2049	11/6/2006	430,000	430,000	390,732
6.267%, 11/29/2049	10/5/2007	114,606	125,000	113,585
Mizuho JGB Investment LLC
9.870%, 12/31/2049	12/14/2006	159,633	150,000	151,388

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2007

NO NOTE 9 - RESTRICTED SECURITIES - Continued

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value
Morgan Stanley Capital I
0.967%, 01/13/2041	3/25/2004	$142,675	$2,032,909	$61,374
0.039%, 12/15/2043	12/14/2006	71,329	5,194,937	66,921
Oakmont Asset Trust
4.514%, 12/22/2008	10/13/2006	190,837	195,000	194,433
Rabobank Capital Funding Trust
5.254%, 12/29/2049	8/4/2006	282,297	300,000	268,965
Southern Natural Gas Co.
5.900%, 04/01/2017	3/14/2007	174,710	175,000	172,999
Steel Dynamics, Inc.
6.750%, 04/01/2015	3/28/2007	100,000	100,000	97,000
Swiss Re Capital I LP
6.854%, 05/29/2049	10/16/2006	257,588	250,000	246,031
Tenaska Virginia Partners LP
6.119%, 03/30/2024	4/29/2004	176,239	176,239	179,207
Tenaska Oklahoma
6.528%, 12/30/2014	11/19/2004	119,523	119,523	123,611
Textron Financial Corp.
6.000%, 02/15/2067	2/1/2007	198,764	200,000	181,545
TransCapitalInvest Ltd.
5.670%, 03/05/2014	2/23/2007	220,000	220,000	211,065
Turning Stone Resort Casino Enterprise
9.125%, 12/15/2010	7/18/2006	152,438	150,000	152,250
Wachovia Bank Commercial Mortgage Trust
0.257%, 03/15/2042	3/18/2005	400,556	21,762,176	206,523
0.232%, 11/15/2035	11/22/2005	142,467	11,220,810	108,561
0.424%, 10/15/2041	1/20/2005	379,994	13,760,941	183,832
WAMU Commercial Mortgage Securities Trust
3.830%, 01/25/2035	2/3/2006	297,292	306,874	302,695
Woori Bank
6.125%, 05/03/2016	4/27/2006	239,736	240,000	241,415

NOTE 10 - INCOME TAX INFORMATION

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Amounts
Cost of investments for tax purposes	$289,548,445
Gross tax unrealized appreciation	7,432,638
Gross tax unrealized depreciation	(7,553,533)
Net tax unrealized depreciation on investments	(120,895)
Undistributed ordinary income	550,514
Capital loss carryforward	(2,611,309)
EOY Dividend Payable	(957,451)

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2007

The tax composition of dividends (other than return of capital dividends) were as follows:

	Year Ended December 31, 2007	Year Ended December 31, 2006
Ordinary income (total)	$12,705,957	$11,712,678
Net, long-term capital gains (total)	$0	$0

At December 31, 2007, the Fund had a net capital loss carry forward of $2,611,309 of which $572,874 expires in 2010 and $2,038,435 expires in 2014.

NOTE 11 - RECENT ACCOUNTING PRONOUNCEMENTS

In September, 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”, which will expand the disclosure requirements for fair value measurements. The new standard defines fair value as the price that would be received upon the sale of an asset or transfer of a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, this Statement also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and earlier adoption is permitted. Management is currently evaluating the impact of adoption of SFAS No. 157 on its financial statements.

Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Fund’s net assets or results for operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Builders Fixed Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Builders Fixed Income Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Builders Fixed Income Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

UHY LLP
St. Louis, Missouri

February 25, 2008

BUILDERS FIXED INCOME FUND, INC.

DIRECTOR AND OFFICER INFORMATION

The Board of Directors provides broad supervision over the Fund’s affairs. The Board approves all significant agreements between the Fund and persons or companies furnishing services to it, including the agreements with the Manager, Subadviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The Statement of Additional Information includes more information about the Fund’s Directors and is available, without charge, by calling 1-877-923-5626.

The Directors and Officers of the Fund, their business addresses and principal occupations during the past five years are:

Independent Directors

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Terry Nelson 1401 Hampton Avenue St. Louis, MO 63139 (Born 1940)	Independent Director Director	Life Term; Since June 2006 1997 to June 2006	Executive Secretary and Treasurer, Carpenters’ District Council of Greater St. Louis (Aug. 1993-present); Managing Trustee, Carpenters’ District Council of Greater St. Louis pension fund, health and welfare fund and vacation fund (Aug. 1993-present); Business Representative, Carpenters’ District Council of Greater St. Louis (1981-Aug. 1993).	1	United Way since 1993
Joseph A. Montanaro 3221 McKelvey Road, Suite 105 Bridgeton, MO 63044 (Born 1938)	Independent Director	Life Term; Since 1997	Board Member, Directed Account Plan (April 2007-Present); Executive Director, Directed Account Plan (formerly TWA Pilots DAP 401(k)), (July 1993 - April 2007) and Chairman of Investment Committee (Oct. 1991 - July 1993); Co-Trustee, TWA Flight Engineers Trust Plan (1976 - Oct. 1991).	1	None
Dennis F. Penkalski W 275 S8840 Hidden Lake Dr. Mukwonago, WI 53149 (Born 1942)	Independent Director	Life Term; Since 2001	Retired (August 2001-present); Former Executive Secretary, Treasurer (1995-2001) Milwaukee & Southern Wisconsin Regional Council of Carpenters.	1	None
Bobby J. Yeggy 6910 N. Main Street, Unit 9 Granger, IN 46530 (Born 1947)	Independent Director	Life Term; Since 2003	Vice-President, Midwestern District United Brotherhood of Carpenters 2001-present; Director of Organizing Resources, United Brotherhood of Carpenters 1996-2001; and Secretary/Treasurer, Northeast Indiana District Council of Carpenters 1991-1996.	1	Midwestern District General Executive Board, United Brotherhood of Carpenters

BUILDERS FIXED INCOME FUND, INC.

DIRECTOR AND OFFICER INFORMATION - (Continued)

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John M. Jarger 12 East Erie Street Chicago, IL 60611 (Born 1961)	Independent Director	Life Term; Since 2006	Director of Marketing, Chicago Regional Council of Carpenters (June 2007 to present); Special Representative/Employer Relations, Chicago Regional Council of Carpenters (Jan. 2005-June 2007); Dues Check-off Manager, Chicago Regional Council of Carpenters (Jan. 2004 - Jan 2005); Assistant Administrator, Chicago District Council of Carpenters Welfare & Pension Funds (2001- Dec. 2003).	1	None

Interested Directors & Officers

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John W. Stewart* 218 Henry Road Manchester, MO 63011 (Born 1958)	Chairman, President, Treasurer and Secretary	Life Term; Since 1997	President, Capital Mortgage Management, Inc. (July 1997-Present); Controller/System Administrator, Carpenters’ District Council of Greater St. Louis (August 1988-July 1997).	1	None
Michael Stewart* 218 Henry Road Manchester, MO 63011 (Born 1960)	Chief Compliance Officer and AML Compliance Officer	Life Term; Since 2004	VP of Operations, Chief Compliance Officer, Capital Mortgage Management Inc. (February of 2002-Present) Director of Marketing and Operations, Centerline BTI (Feb. 1998-Jan. 2002) Assistant Store Manager, J.C. Penney Co. (May 1980-Jan.1998).	1	None

* Mr. John Stewart is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, due to his position as President of the Fund’s Manager. Mr. Michael Stewart is an "interested person" of the Fund by nature of his employment with the Manager.

Information regarding the aggregate remuneration paid by the Fund to the directors, officers and their affiliated persons is included in the Statement of Operations, and in Note 3 to the Financial Statements. The Fund’s Statement of Additional Information also includes additional information about the Fund’s directors, and is available to any shareholder of the Fund without charge, upon request, by calling 1-877-923-5626.

BUILDERS FIXED INCOME FUND, INC.
General Information

Investment Objectives of the Fund

Under normal circumstances, the Fund invests at least 65% of its total assets in investment grade fixed income securities, including at least 30% of its net assets in mortgage-backed securities that are issued or guaranteed by Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”) and secured by ProLoan mortgages on residential homes that are built by union labor (“ProLoan mortgage-backed securities”). The Fund may invest less than 30% of its net assets in ProLoan mortgage-backed securities for defensive purposes if sufficient ProLoan mortgage-backed securities have not been generated or if the Subadviser determines that higher exposure to mortgage-backed securities could have a negative impact on the Fund’s performance. The average credit rating of the Fund’s entire portfolio is at least A- or A3 as rated by S&P or Moody’s, respectively, or the equivalent rating of another rating agency. Under normal circumstances, the Fund invests at least 65% of its total assets in fixed income securities rated at the time of purchase at least A- or A3 as ranked by S&P or Moody’s, respectively, or, if unrated, determined to be of comparable quality by the Subadviser. As of December 31, 2007, the Fund’s average effective duration is within 30% of the duration of the Lehman Aggregate Bond Index, which currently is 4.41 years with the current range being 3.08 and 5.73 years.

The Fund invests in different types of fixed income, variable and floating rate securities, including corporate bonds, zero coupon bonds and debentures, high yield bonds, preferred securities, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“government securities”), foreign government securities, money market instruments and derivatives.

ProLoan Program

The ProLoan program is a coordinated effort involving home builders, mortgage lenders and organized building trade unions. The Fund contracts with banks and other mortgage lenders to offer ProLoan mortgages for single and multi-family homes and other commercial, residential facilities that are substantially union-built and newly constructed or substantially renovated. The Fund’s manager, Capital Mortgage Management, Inc. (the “Manager”) coordinates with home builders and local building trade unions to ensure that properties are built using trained union labor and, thus, are eligible to be included in the ProLoan program. ProLoan mortgages offer qualified borrowers the opportunity to lock in interest rates for a period of up to 270 days to allow time for construction or renovation of the borrower’s home. Borrowers pay the Fund a commitment fee to lock in the interest rate, which is refunded to the borrower at closing. This extended interest rate protection period is longer than the 45- to 60-day standard interest rate protection offered with respect to most ordinary home mortgages. The ProLoan program also allows borrowers to “float down” to a lower interest rate if interest rates decline after the borrower has locked in an interest rate on a ProLoan by paying a fee to the Fund. The ProLoan program currently is operating in the St. Louis, Missouri; Louisville, Kentucky; Milwaukee, Wisconsin; Chicago, and Southern Illinois metropolitan areas.

Proxy Voting Procedures

The Subadviser votes proxies relating to portfolio securities, if any, in accordance with procedures that have been approved by the Board of Directors of the Fund. You may obtain a description of these procedures without charge, by calling toll-free, 1-877-923-5626. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Actual records of how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ending June 30, 2007 has been filed with the SEC on Form N-PX. The proxy voting record is available for shareholders, free of charge, by calling the Fund, as described above, or from the SEC’s web site.

BUILDERS FIXED INCOME FUND, INC.
General Information

Quarterly Form N-Q Portfolio Schedule and N-CSR

The Fund will file its complete portfolio schedule with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third quarters within 60 days of the end of the quarter to which it relates and on Form N-CSR at the end of the second and forth quarters within 75 days of the end of the quarter to which it relates. The Fund’s Form N-Q and Form N-CSR are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-800-SEC-0330. This information is also available to any shareholder of the Fund, free of charge, by calling 1-877-923-5626.

Factors Considered by the Board of Directors in approving the Fund’s Management and Subadvisory Agreements

Management Agreement. At an in-person meeting held on August 30, 2007, the Board of Directors of Builders Fixed Income Fund (the “Fund”) considered the renewal of the Management Agreement between the Fund and Capital Mortgage Management (“CMM”), pursuant to which CMM manages the affairs of the Fund and its ProLoan program. The Board noted that there are no proposed changes to the Agreement. The Board also noted that CMM has agreed to continue capping certain operating expenses of the Fund at 0.60% of its average net assets for an additional year.

At the meeting, the Board reviewed relevant information provided by CMM and the Fund’s Administrator, as requested by legal counsel to the Fund pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, on behalf of the Directors who are not “interested persons” of the Fund or CMM (the “Independent Directors”). The Board reviewed an analysis of the Fund’s management and subadvisory fees and total expenses prepared by the Administrator using data from Lipper. They noted that this report evaluated the fees and expenses of the Fund relative to a group of peer funds based on asset classification, asset size, primary channel of distribution and expense structure.

The Directors noted that Mr. John Stewart, CMM’s President, has extensive mortgage and ProLoan experience. The Directors then considered the nature and the quality of the management services provided by CMM to the Fund, including CMM’s supervision the subadviser and oversight of the pricing of the ProLoan pipeline on a daily basis. The Board considered that CMM also supervises the Fund’s other service providers, including the Administrator, Fund Accountant, Transfer Agent, Custodian and Principal Underwriter. They noted that CMM provides officers to the Fund, including the Chief Executive, Chief Financial and Chief Compliance Officers. The Independent Directors also observed that the Fund’s total management and subadvisory fees, 12b-1 expenses and total operating expenses each were less than the respective median expenses of the Fund’s peer group. The Independent Directors noted that the Management Agreement contains a fee “breakpoint” that would provide additional economies of scale when the Fund reaches $300 million in average net assets. The Board noted that CMM also serves as Distribution Coordinator of the Fund and receives a 12b-1 fee of 0.10% of the Fund’s net assets to pay expenses related to coordinating the marketing of the Fund. They noted that CMM has agreed to waive a portion of its 12b-1 fees as necessary to limit certain operating expenses of the Fund to 0.60% of its average daily net assets for the year ending December 31, 2008. The Independent Directors concluded that the fees paid by the Fund to CMM were reasonable, in light of the overall expenses of the Fund and the costs incurred by CMM in providing such services.

BUILDERS FIXED INCOME FUND, INC.
General Information

The Board noted that the Fund’s investment performance was comparable to the performance achieved by other funds in its peer group for the year-to-date and one-year periods ended June 30, 2007. The Board noted that the Fund’s performance lagged the peer group median for the three-year and five-year periods ending June 30, 2007, but that the Fund consistently had returned positive results to investors since its inception. The Board deemed the performance of the Fund, as well as the overall quality of the services provided by CMM, to be satisfactory. The Directors also noted that they were satisfied with the job that CMM has done in managing the services of the ProLoan program during the past year and noted Mr. Stewart’s extensive experience in the mortgage industry and the value he brings to the Fund. They noted that the Manager does not engage in soft dollar arrangements pursuant to which Fund brokerage transactions are directed to brokers who provide brokerage or research services for their benefit.

After having requested and evaluated such information as the Board of Directors deemed necessary to evaluate the terms of the Management Agreement, the Board (including all of the Independent Directors) determined that the Management Agreement continues to be fair and in the best interest of the Fund and its shareholders approved the continuation of the Management Agreement for an additional year.

Subadvisory Agreement. At an in-person meeting held on February 15, 2007, the Board of Directors voted to approve a proposed subadvisory agreement between Richmond Capital Management (“Richmond Capital”) and CMM to provide discretionary portfolio management services to the Fund. The Board approved the final Subadvisory Agreement at a meeting held on April 2, 2007. Shareholder approval of the Subadvisory Agreement was obtained prior to commencement of the engagement on April 30, 2007.

In evaluating the Subadvisory Agreement, the Board reviewed materials furnished by Richmond Capital relevant to the Board’s decision, including a description of the firm’s investment philosophy and investment strategies, Form ADV Part II, a written response to CMM’s request for a proposal to serve as subadviser to the Fund, and performance information for Richmond Capital’s core fixed income institutional accounts. The Board also interviewed in person Richmond Capital’s President and the Principal who would serve as lead portfolio manager of the Fund.

After reviewing the written materials and meeting with Richmond Capital’s principals, the Board determined to approve the Subadvisory Agreement based on a number of factors, including but not limited to: (1) Richmond Capital has been a registered investment adviser with the SEC for over 20 years; (2) Richmond Capital specializes in managing fixed income investments primarily for institutional clients, including Taft-Hartley Plans, and currently has $4.9 billion in discretionary assets under management; (3) Mr. Patton H. Roark, Jr., CFA, Principal and Portfolio Manager of Richmond Capital, will serve as lead portfolio manager of the Fund, and he has 10 years’ experience managing another mutual fund, the AFL-CIO Housing Investment Trust, which operates an investment and mortgage program similar to the Fund’s ProLoan program; (4) the prior performance of Richmond Capital’s core fixed income composite has outperformed the Lehman Aggregate Bond Index (the “Index”) in seven of the last 10 years and the composite’s annualized return for the ten years ended December 1, 2006 exceeded the return of the Index, 6.51% (gross of fees) compared to 6.24% for the Index; (5) Richmond Capital agreed to charge a lower subadvisory fee than the prior subadviser, which fee also contains a “breakpoint” once the Fund’s assets exceed $750 million; and (6) Richmond Capital disclosed that it does not have any soft dollar arrangements with dealers for services, and that the most competitive bid is almost always the deciding factor in trade execution. The Fund’s Chief Compliance Officer (“CCO”) summarized for the Board his due diligence review and on-site visit of Richmond Capital’s offices. The CCO summarized Richmond Capital’s compliance program, including its Code of Ethics, prohibitions on insider trading and proxy voting policy. The CCO advised the Board that Richmond Capital has adopted a compliance program that is reasonably designed to prevent violations of federal securities laws. After reviewing these factors, the Board concluded that it is in the best interests of the Fund and its shareholders to approve the Subadvisory Agreement with Richmond Capital.

BUILDERS FIXED INCOME FUND, INC.
General Information

Special Meeting of Shareholders

A special meeting of shareholders of the Fund was held at the Carpenters’ District Council of Greater St. Louis on April 27, 2007. Each matter voted upon at the meeting is set forth below.

(a)	Approval of subadvisory agreement between Richmond Capital Management, Inc. and Capital Mortgage Management, Inc.

The shareholders of the Fund approved the subadvisory agreement between Richmond Capital Management, Inc. and Capital Mortgage Management, Inc. with 12,837,256 shares voted “For”, 0 shares voted “Against” and 520,372 shares Abstained.

(b)	Approval and Ratification of UHY LLP to serve as the Fund’s Independent Registered Public Accounting Firm for the fiscal year ending December 31, 2006 and for the fiscal year ending December 31, 2007.

The shareholders of the Fund ratified the selection of UHY LLP as independent public accountants for the Fund for its fiscal year ending December 31, 2007 with 12,837,256 shares voted “For”, 0 shares voted “Against” and 520,372 shares Abstained.

Manager
CAPITAL MORTGAGE MANAGEMENT, INC.
218 Henry Road
Manchester, Missouri 63011

Subadviser
RICHMOND CAPITAL MANAGEMENT, INC.
10800 Midlothian Turnpike, Suite 217
Richmond, VA 23235

Distributor
UNIFIED FINANCIAL SECURITIES, INC
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

Custodian
U.S. BANK, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent and Fund Accountant
UNIFIED FUND SERVICES, INC.
P.O. Box 6110
Indianapolis, IN 46206-6110
(877) 923-5626

Legal Counsel
THOMPSON COBURN LLP
One U.S. Bank Plaza
St. Louis, MO 63101

Independent Registered Public Accounting Firm
UHY LLP
15 Sunnen Drive
St. Louis, MO 63143

This report is intended for the shareholders of the Builders Fixed Income Fund, Inc. and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-923-5626.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Dennis Penkalski and John Jarger are the audit committee financial experts and are considered to be independent.

Item 4. Principal Accountant Fees and Services.

Builders Fixed Income Fund, Inc. (the “Fund”) has engaged UHY LLP (“UHY”) as its independent registered public accounting firm to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the Fund’s annual financial statements and services that normally are provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Tax services” refer to professional services rendered by UHY for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed by UHY for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees.

	FYE 12/31/2007	FYE 12/31/2006
Audit Fees	$20,700	$19,750
Tax Fees[1]	$5,250	$5,000
	$25,950	$24,750

1 Tax services are considered to be non-audit services.

The audit committee of the board of directors of the Fund (the “Committee”) has adopted policies and procedures that require it to pre-approve all audit and non-audit services provided to the Fund, including services provided to the Fund’s manager, Capital Mortgage Management, Inc. (“CMM”). All of the fees set forth in the table above were pre-approved by the Committee. UHY has advised the Committee that all hours spent on auditing the Fund’s financial statements were attributed to work performed by full-time permanent employees of UHY.

The following table indicates the non-audit fees billed by UHY to Registrant and Registrant’s Investment Adviser for the last two years. The Committee considered whether the provision of such non-audit services to CMM was compatible with maintaining the UHY’s independence, and concluded that the provision of such non-audit services by UHY has not compromised its independence.

Non-Audit Related Fees	FYE 12/31/2007	FYE 12/31/2006
Registrant	$5,250	$5,000
Registrant’s Investment Adviser	$4,200	$4,000

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 9, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Builders Fixed Income Fund, Inc.

By (Signature and Title) /s/ John W.Stewart
John W. Stewart, President

Date 3/4/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John W. Stewart
John W. Stewart, President and Treasurer

Date 3/4/08